Related Party Transactions and Balances (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2022 CNY (¥)		Dec. 31, 2021 CNY (¥)		Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)	Jul. 31, 2020 CNY (¥)
Related Party Transactions
Purchases of goods and services		¥ 206,931		¥ 117,116		¥ 35,131
(Acquire of)/Transfer of long-term investments	[1]	275,000		(40,837)		(110,039)
Investment income and interest income		78,827		14,366		2,238
Sales of goods and services		13,953		9,136		4,915
Amount due from related parties		1,594,920		2,041,316			$ 231,242
Amount due to related parties		¥ 108,307	[2]	216,434	[2]		$ 15,703
Equity method investments purchased consideration payable								¥ 110,000
Chaodian [Member]
Related Party Transactions
Purchase of noncontrolling interests of Chaodian Inc. ("Chaodian")	[3]					¥ 257,288
Capital contribution/Loans to an entity [Member]
Related Party Transactions
Capital contribution/Loans to an entity ("Entity")	[4]			2,785,314
Loans to an entity [Member]
Related Party Transactions
Related party transaction interest rate		3.30%
Investment Fund [Member]
Related Party Transactions
Amount due from related parties	[1]	¥ 103,689		48,135
Entity [Member]
Related Party Transactions
Amount due from related parties	[4]	¥ 1,308,652		1,709,689
Related party transaction, Description of transaction		The Company established the Entity with an independent third party and two entities controlled by Mr. Rui Chen and Ms. Ni Li, respectively, to acquire the land use rights for a parcel of land in Shanghai for future construction.
Other Investees [Member]
Related Party Transactions
Amount due from related parties		¥ 182,579		¥ 283,492
Equity Method Investee [Member]
Related Party Transactions
Consideration on sale of equity method investments		¥ 275,000

[1]	In July 2020, the Company acquired certain equity interests of two investments from one investment fund, of which the Company is its limited partner. The consideration was RMB110.0 million. In 2022, the Company transferred several equity investments of the Group to another investment fund, of which the Company is its limited partner. The consideration was RMB275.0 million. The balances due from the investment funds as of December 31, 2021 and December 31, 2022 were consideration receivables related to the equity investments transferred, which is non-trade in nature.
[2]	The balances as of December 31, 2021 and 2022 mainly represent considerations related to long-term investments, which are non-trade in nature.
[3]	In September 2020, the Company acquired the rest equity interests of Chaodian from certain noncontrolling shareholders, which included some related parties of the Company. The consideration was determined by referenced to a third-party valuer’s valuation and the considerations were settled in 2020.
[4]	The Company established the Entity with an independent third party and two entities controlled by Mr. Rui Chen and Ms. Ni Li, respectively, to acquire the land use rights for a parcel of land in Shanghai for future construction. The balance as of December 31, 2021 and 2022 represents interest-bearing loans and interest expenses related to the Entity, which are non-trade in nature. The annual interest rates of the loans were 3.3%.